PGIM Corporate Bond Fund
Schedule of Investments (unaudited) as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.5%
Commercial Mortgage-Backed Securities 5.9%
BANK, Series 2019-BN16, Class A3	3.741%	02/15/52	200	$ 222,769
Benchmark Mortgage Trust, Series 2019-B09, Class A4	3.751	03/15/52	200	222,950
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283 (cc)	11/15/50	250	264,772
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	300	319,564
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050	04/10/49	250	255,930
DBJPM Mortgage Trust, Series 2017-C06, Class A3	3.269	06/10/50	100	104,162
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP06, Class A4	3.224	07/15/50	100	106,397
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058	05/15/49	200	204,910
Series 2016-C31, Class A4	2.840	11/15/49	300	310,956

Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3	3.317	10/15/50	200	212,413

Total Commercial Mortgage-Backed Securities (cost $2,099,947)				2,224,823
Corporate Bonds 83.0%
Aerospace & Defense 0.9%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.700	02/01/27	65	57,569
Sr. Unsec’d. Notes	3.200	03/01/29	30	26,372
Sr. Unsec’d. Notes	5.805	05/01/50	80	80,000
Sr. Unsec’d. Notes	5.930	05/01/60	100	100,000

Raytheon Technologies Corp., Sr. Unsec’d. Notes	3.950	08/16/25	60	67,399
				331,340
Agriculture 1.3%
Altria Group, Inc., Gtd. Notes	3.800	02/14/24	100	107,111
Archer-Daniels-Midland Co., Sr. Unsec’d. Notes	3.250	03/27/30	25	27,526

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)
BAT Capital Corp. (United Kingdom), Gtd. Notes	4.390%	08/15/37	50	$ 50,791
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.250	06/07/22	305	311,309
				496,737
Auto Manufacturers 2.5%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.550	08/15/22	200	197,384
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.979	08/03/22	200	182,754
Sr. Unsec’d. Notes	3.350	11/01/22	265	241,876
General Motors Financial Co., Inc.,
Gtd. Notes	3.200	07/06/21	75	73,622
Gtd. Notes	3.550	04/09/21	30	29,541
Gtd. Notes	4.000	01/15/25	150	140,677
Sr. Unsec’d. Notes	4.200	11/06/21	100	98,641
				964,495
Auto Parts & Equipment 0.3%
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500	04/29/22	100	101,410
Banks 21.0%
Bank of America Corp.,
Sr. Unsec’d. Notes	2.592 (ff)	04/29/31	300	307,594
Sr. Unsec’d. Notes	3.419 (ff)	12/20/28	263	281,899
Sr. Unsec’d. Notes, MTN	3.550 (ff)	03/05/24	195	205,080
Sr. Unsec’d. Notes, MTN	3.824 (ff)	01/20/28	360	393,543
Sr. Unsec’d. Notes, MTN	4.330 (ff)	03/15/50	55	67,922

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.610 (ff)	02/15/23	320	332,839
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A, MTN	3.052 (ff)	01/13/31	200	200,491
BPCE SA (France), Sr. Unsec’d. Notes, 144A	2.375	01/14/25	250	248,646
Citibank NA, Sr. Unsec’d. Notes	3.650	01/23/24	280	300,837

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes, Series V	4.700%(ff)	–(rr)	25	$ 21,830
Sr. Unsec’d. Notes	3.200	10/21/26	150	157,959
Sr. Unsec’d. Notes	4.412 (ff)	03/31/31	300	344,626
Sub. Notes	4.600	03/09/26	300	329,720

Credit Agricole SA (France), Sr. Unsec’d. Notes, 144A	2.375	01/22/25	250	254,187
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800	06/09/23	265	277,470
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	5.000	01/12/22	200	207,102
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	3.950	02/27/23	100	99,707
Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	80	80,060
Sr. Unsec’d. Notes, Series D	5.000	02/14/22	150	152,457
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.500	04/01/25	150	159,632
Sr. Unsec’d. Notes	4.223 (ff)	05/01/29	100	110,761
Sub. Notes	5.150	05/22/45	150	181,901
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	4.230 (c)	–(rr)	98	90,221
Sr. Unsec’d. Notes	2.522 (ff)	04/22/31	150	152,904
Sr. Unsec’d. Notes	3.200	06/15/26	390	415,479
Sr. Unsec’d. Notes	3.882 (ff)	07/24/38	95	107,144
Sr. Unsec’d. Notes	3.964 (ff)	11/15/48	145	170,537
Sr. Unsec’d. Notes	4.452 (ff)	12/05/29	350	405,209
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	4.431 (ff)	01/23/30	285	329,385
Sr. Unsec’d. Notes, MTN	3.622 (ff)	04/01/31	250	274,910
Sr. Unsec’d. Notes, MTN	3.971 (ff)	07/22/38	235	267,391

Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.373 (ff)	01/05/24	200	204,648
Societe Generale SA (France), Sr. Unsec’d. Notes, 144A, MTN	2.625	01/22/25	200	199,816
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	4.125	09/24/25	200	219,631

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.572%(ff)	02/11/31	25	$ 24,935
Sr. Unsec’d. Notes, MTN	4.478 (ff)	04/04/31	350	407,469
				7,985,942
Beverages 1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.900	02/01/46	140	160,287
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.550	01/23/49	110	137,113
Constellation Brands, Inc., Gtd. Notes	5.250	11/15/48	50	61,410
Keurig Dr. Pepper, Inc., Gtd. Notes	4.417	05/25/25	150	167,692
				526,502
Building Materials 0.2%
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.950	07/02/64	54	59,911
Chemicals 0.9%
Celanese US Holdings LLC, Gtd. Notes	4.625	11/15/22	50	51,441
CF Industries, Inc., Gtd. Notes	5.375	03/15/44	20	20,704
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.550	11/30/48	50	62,901
Eastman Chemical Co., Sr. Unsec’d. Notes	3.600	08/15/22	49	50,644
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625	02/26/55	60	63,422
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	2.950	08/15/29	90	93,815
				342,927

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services 3.2%
California Institute of Technology, Sr. Unsec’d. Notes	4.700%	11/01/2111	50	$ 63,198
Equifax, Inc., Sr. Unsec’d. Notes	2.300	06/01/21	10	10,042
Georgetown University (The), Unsec’d. Notes, Series A	5.215	10/01/2118	145	218,035
Global Payments, Inc., Sr. Unsec’d. Notes	3.800	04/01/21	100	101,342
IHS Markit Ltd., Gtd. Notes, 144A	4.750	02/15/25	300	324,805
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116	100	118,241
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119	320	373,028
				1,208,691
Computers 1.5%
Apple, Inc.,
Sr. Unsec’d. Notes	3.000	11/13/27	400	442,393
Sr. Unsec’d. Notes	4.650	02/23/46	100	134,999
				577,392
Distribution/Wholesale 0.3%
W.W. Grainger, Inc., Sr. Unsec’d. Notes	1.850	02/15/25	100	102,707
Diversified Financial Services 0.3%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.875	05/01/24	40	39,634
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418	11/15/35	80	83,343
				122,977
Electric 10.2%
Commonwealth Edison Co., First Mortgage	4.700	01/15/44	100	131,348

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Dominion Energy South Carolina, Inc., First Mortgage	4.600%	06/15/43	150	$ 189,723
Dominion Energy, Inc., Jr. Sub. Notes	2.715	08/15/21	310	314,132
DTE Electric Co., General Ref. Mortgage	3.950	06/15/42	75	86,245
Entergy Corp., Sr. Unsec’d. Notes	2.950	09/01/26	100	105,134
Eversource Energy, Sr. Unsec’d. Notes, Series K	2.750	03/15/22	95	97,522
FirstEnergy Corp., Sr. Unsec’d. Notes, Series B	3.900	07/15/27	75	82,485
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/44	100	126,188
Florida Power & Light Co., First Mortgage	3.700	12/01/47	100	121,800
MidAmerican Energy Co., First Mortgage	3.950	08/01/47	20	25,033
Mississippi Power Co., Sr. Unsec’d. Notes	4.250	03/15/42	140	156,105
Nevada Power Co., General Ref. Mortgage, Series CC	3.700	05/01/29	300	343,345
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.403	09/01/21	150	152,469
Gtd. Notes	2.800	01/15/23	120	124,590

PacifiCorp, First Mortgage	3.350	07/01/25	270	292,598
PPL Capital Funding, Inc., Gtd. Notes	4.700	06/01/43	100	114,920
PPL Electric Utilities Corp., First Mortgage	4.750	07/15/43	150	198,183
PSEG Power LLC, Gtd. Notes	3.000	06/15/21	60	60,824
Public Service Co. of New Hampshire, First Mortgage	3.600	07/01/49	45	53,070
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650	09/01/42	75	88,580
Puget Energy, Inc., Sr. Sec’d. Notes	3.650	05/15/25	400	400,220

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

RGS AEGCO Funding Corp., Sec’d. Notes, Series F	9.820%	12/07/22	46	$ 48,352
Rochester Gas & Electric Corp., First Mortgage, 144A	3.100	06/01/27	135	144,377
San Diego Gas & Electric Co., First Mortgage	4.300	04/01/42	75	89,089
Sierra Pacific Power Co., General Ref. Mortgage	2.600	05/01/26	70	74,569
Southern California Edison Co., First Ref. Mortgage	5.500	03/15/40	200	255,925
				3,876,826
Foods 1.7%
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26	45	44,881
Gtd. Notes	5.000	07/15/35	50	53,572
Kroger Co. (The),
Sr. Unsec’d. Notes	2.650	10/15/26	35	36,858
Sr. Unsec’d. Notes	5.150	08/01/43	60	74,372
Mars, Inc.,
Gtd. Notes, 144A	3.200	04/01/30	80	88,596
Gtd. Notes, 144A	3.600	04/01/34	25	28,906
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	4.000	03/01/26	180	199,283
Sr. Unsec’d. Notes	5.100	09/28/48	100	130,400
				656,868
Gas 0.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	2.625	09/15/29	65	69,244
Healthcare-Services 3.5%
Anthem, Inc., Sr. Unsec’d. Notes	4.625	05/15/42	100	119,830
HCA, Inc.,
Sr. Sec’d. Notes	5.000	03/15/24	100	108,477
Sr. Sec’d. Notes	5.250	06/15/49	100	117,530
Sr. Sec’d. Notes	5.500	06/15/47	25	30,080

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.600%	02/01/25	250	$ 270,518
Mayo Clinic,
Unsec’d. Notes	3.774	11/15/43	85	93,318
Unsec’d. Notes	4.000	11/15/47	80	91,056

Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500	03/30/25	250	268,636
Texas Health Resources, Sec’d. Notes	4.330	11/15/55	130	149,467
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.700	08/15/49	80	93,652
				1,342,564
Housewares 0.3%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000	12/01/24	100	99,773
Insurance 2.6%
American International Group, Inc., Sr. Unsec’d. Notes	4.375	01/15/55	150	159,700
Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46	100	122,434
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.450	08/15/27	100	100,256
Sr. Unsec’d. Notes	3.900	05/01/29	40	41,388

Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.569	02/01/29	500	560,204
				983,982
Iron/Steel 0.0%
Steel Dynamics, Inc., Sr. Unsec’d. Notes	2.800	12/15/24	20	19,550
Media 3.9%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384	10/23/35	180	232,066

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Comcast Corp.,
Gtd. Notes	3.375%	08/15/25	345	$ 377,943
Gtd. Notes	4.150	10/15/28	15	17,501
Gtd. Notes	4.700	10/15/48	185	242,450
Discovery Communications LLC,
Gtd. Notes	3.500	06/15/22	100	102,645
Gtd. Notes	3.950	06/15/25	28	29,625
Gtd. Notes	4.950	05/15/42	100	109,191

ViacomCBS, Inc., Sr. Unsec’d. Notes	5.250	04/01/44	150	160,213
Walt Disney Co. (The), Gtd. Notes	7.625	11/30/28	150	213,645
				1,485,279
Mining 1.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	7.500	09/15/38	75	115,064
Newmont Corp., Gtd. Notes	2.800	10/01/29	200	205,370
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	5.400	02/01/43	100	84,794
				405,228
Miscellaneous Manufacturing 0.5%
Hillenbrand, Inc., Gtd. Notes	4.500	09/15/26	100	90,889
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	65	69,259
Textron, Inc., Sr. Unsec’d. Notes	4.000	03/15/26	45	44,380
				204,528
Office/Business Equipment 0.0%
Xerox Corp., Sr. Unsec’d. Notes	4.125	03/15/23	20	19,886

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas 4.2%
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	102	$ 93,743
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.250	03/15/38	100	99,256
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.250	04/15/27	200	157,270
Sr. Unsec’d. Notes	5.250	06/15/37	75	50,783
Sr. Unsec’d. Notes	5.400	06/15/47	15	10,110

Concho Resources, Inc., Gtd. Notes	4.875	10/01/47	50	49,627
Devon Energy Corp., Sr. Unsec’d. Notes	5.000	06/15/45	55	45,184
Diamondback Energy, Inc., Gtd. Notes	2.875	12/01/24	75	68,591
Energen Corp., Sr. Unsec’d. Notes	4.625	09/01/21	170	161,736
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35	200	215,974
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.950	04/15/22	90	87,828
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050	11/15/44	100	73,316
Occidental Petroleum Corp., Sr. Unsec’d. Notes	2.700	08/15/22	60	52,165
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.999	01/27/28	65	62,837
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.350	02/12/48	60	40,228
Gtd. Notes, 144A	5.950	01/28/31	100	72,774
Gtd. Notes, MTN	6.750	09/21/47	80	54,626

Shell International Finance BV (Netherlands), Gtd. Notes	4.375	05/11/45	85	101,172
Total Capital International SA (France), Gtd. Notes	3.461	07/12/49	85	89,582
				1,586,802
Pharmaceuticals 6.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25	165	179,049

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
AbbVie, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.875%	11/14/48	110	$ 136,058
Sr. Unsec’d. Notes, 144A	4.050	11/21/39	95	105,430
Sr. Unsec’d. Notes, 144A	4.250	11/21/49	150	172,403
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A	4.250	10/26/49	30	39,044
Sr. Unsec’d. Notes, 144A	4.625	05/15/44	200	265,676
Cigna Corp.,
Gtd. Notes	4.900	12/15/48	150	192,630
Gtd. Notes, 144A	3.050	11/30/22	300	310,796
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28	125	140,709
Sr. Unsec’d. Notes	4.780	03/25/38	100	117,786
Sr. Unsec’d. Notes	5.125	07/20/45	100	125,620

McKesson Corp., Sr. Unsec’d. Notes	4.750	05/30/29	120	141,591
Mylan NV,
Gtd. Notes	3.950	06/15/26	140	148,190
Gtd. Notes	5.250	06/15/46	10	11,505

Mylan, Inc., Gtd. Notes	5.200	04/15/48	40	45,639
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26	100	108,511
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	2.200	07/21/21	26	25,336
				2,265,973
Pipelines 5.8%
DCP Midstream Operating LP, Gtd. Notes, 144A	4.750	09/30/21	250	237,382
Energy Transfer Operating LP,
Gtd. Notes	5.000	05/15/50	45	39,986
Gtd. Notes	5.800	06/15/38	15	14,069
Gtd. Notes	6.250	04/15/49	15	14,983
Enterprise Products Operating LLC,
Gtd. Notes	2.800	01/31/30	150	148,274
Gtd. Notes	4.850	03/15/44	100	108,095

Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200	10/03/47	80	74,788

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A	3.625%	04/01/22	90	$ 87,087
Gtd. Notes, 144A	3.900	04/01/24	75	74,434
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28	45	42,687
Sr. Unsec’d. Notes	4.500	07/15/23	110	110,019
Sr. Unsec’d. Notes, 144A	3.500	12/01/22	35	34,577
Sr. Unsec’d. Notes, 144A	5.200	12/01/47	75	69,607
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	45	36,274
Gtd. Notes	4.350	03/15/29	2	1,772
Gtd. Notes	4.500	03/15/50	30	23,791
Gtd. Notes	4.950	07/13/47	150	123,691

Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.650	06/01/22	300	294,397
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.400	10/01/47	150	135,302
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.000	07/01/22	300	292,444
Sr. Unsec’d. Notes	5.250	02/01/50	10	7,869
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.300	03/04/24	200	205,242
Sr. Unsec’d. Notes	5.100	09/15/45	30	31,519
				2,208,289
Real Estate 0.6%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	4.125	02/01/29	200	213,680
Real Estate Investment Trusts (REITs) 3.0%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24	75	74,529
Sr. Unsec’d. Notes	4.125	06/15/26	200	203,575

Healthpeak Properties, Inc., Sr. Unsec’d. Notes	3.000	01/15/30	145	140,396
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400	11/01/22	75	76,949

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Sabra Health Care LP, Gtd. Notes	4.800%	06/01/24	30	$ 29,150
SITE Centers Corp., Sr. Unsec’d. Notes	3.625	02/01/25	306	300,860
Ventas Realty LP, Gtd. Notes	3.500	02/01/25	295	295,430
				1,120,889
Retail 0.6%
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.000	05/15/25	200	215,717
Semiconductors 1.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875	01/15/27	40	41,454
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625	06/15/22	200	208,510
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands), Gtd. Notes, 144A	3.150	05/01/27	75	75,777
QUALCOMM, Inc., Sr. Unsec’d. Notes	4.300	05/20/47	50	61,110
				386,851
Shipbuilding 0.3%
Huntington Ingalls Industries, Inc., Gtd. Notes	3.483	12/01/27	100	103,130
Software 1.2%
Microsoft Corp.,
Sr. Unsec’d. Notes	3.950	08/08/56	140	183,672
Sr. Unsec’d. Notes	4.000	02/12/55	30	39,081
Sr. Unsec’d. Notes	4.500	02/06/57	75	107,396
Oracle Corp.,
Sr. Unsec’d. Notes	3.900	05/15/35	45	53,314
Sr. Unsec’d. Notes	4.000	07/15/46	65	77,067
				460,530

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes	4.500%	03/09/48	145	$ 165,104
Sr. Unsec’d. Notes	5.150	03/15/42	115	136,621

T-Mobile USA, Inc., Sr. Sec’d. Notes, 144A	4.500	04/15/50	15	17,358
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012	04/15/49	190	265,882
				584,965
Transportation 0.2%
FedEx Corp., Gtd. Notes	4.500	02/01/65	100	95,678
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.650	07/29/21	65	65,831
Water 0.6%
American Water Capital Corp., Sr. Unsec’d. Notes	3.750	09/01/47	200	228,451

Total Corporate Bonds (cost $29,941,611)				31,521,545
Municipal Bonds 0.9%
Illinois 0.8%
State of Illinois, General Obligation Unlimited	5.100	06/01/33(a)	340	306,462
Texas 0.1%
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Series B	3.922	12/31/49	50	50,899

Total Municipal Bonds (cost $411,930)				357,361

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation 8.7%
U.S. Treasury Notes (cost $3,307,869)	1.500%	02/15/30	3,050	$ 3,297,813

Total Long-Term Investments (cost $35,761,357)				37,401,542

	Shares
Short-Term Investments 8.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	2,752,598	2,752,598
PGIM Institutional Money Market Fund (cost $308,506; includes $308,228 of cash collateral for securities on loan)(b)(w)	308,608	308,545

Total Short-Term Investments (cost $3,061,104)		3,061,143

TOTAL INVESTMENTS 106.6% (cost $38,822,461)		40,462,685
Liabilities in excess of other assets(z) (6.6)%		(2,510,866)

Net Assets 100.0%		$ 37,951,819

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
GMTN—Global Medium Term Note
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MTN—Medium Term Note
REITs—Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $304,270; cash collateral of $308,228 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2020.

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at April 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	2 Year U.S. Treasury Notes	Jun. 2020	$ 440,859	$ 4,224
1	5 Year U.S. Treasury Notes	Jun. 2020	125,484	85
9	20 Year U.S. Treasury Bonds	Jun. 2020	1,629,281	111,318
				115,627
Short Positions:
30	10 Year U.S. Treasury Notes	Jun. 2020	4,171,875	(9,816)
3	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	674,344	(25,047)
				(34,863)
				$ 80,764
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).